SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 15, 2017 $ / shares	Oct. 16, 2017 USD ($)	Oct. 16, 2017 CAD ($) $ / shares	Jul. 14, 2017 USD ($)	Jul. 14, 2017 CAD ($) $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	May 15, 2017 shares	May 12, 2017 shares	Dec. 31, 2016 CAD ($) $ / shares shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 USD ($)	Nov. 07, 2012
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)						210,944,884		203,031,934		210,944,884			203,031,934
Number of shares issued (in shares)						7,351,060				7,351,060		1,500,000
Number of shares authorized to be repurchased											15,186,571
Percentage of shares issued and outstanding authorized to be repurchased											10.00%
Share repurchases (in shares)						5,443,400	5,443,400
Share repurchases						$ 60,143	$ 76,536,000
Dividends paid, ordinary shares per share (in CAD per share) | $ / shares	$ 0.02		$ 0.01		$ 0.01
Dividends paid, ordinary shares		$ 1,658	$ 2,076,000	$ 1,623	$ 2,107,000
Dividend payables						3,372				$ 4,219,000
Net proceeds from flow through financings | $						0		$ 16,648
Share capital | $						951,184		900,389
Deferred premium liability | $						0		2,943							$ 0
Recognition of deferred premium on flow through shares (note 24(a)) | $						$ 3,070		$ 897
CEE expenditures | $										22,000,000			$ 6,484,000
Common stock threshold for grants under share-based compensation						5.50%	5.50%
Maximum term of options granted						5 years	5 years
Termination period after employment change of options granted						90 days	90 days
Granted (in shares)						0	0	30,000	30,000
Weighted average fair value at measurement date, share options granted | $													$ 2.43
Bottom of range | LTIP
Disclosure of classes of share capital [line items]
Common stock threshold for grants under share-based compensation						2.00%	2.00%
Top of range | LTIP
Disclosure of classes of share capital [line items]
Common stock threshold for grants under share-based compensation						5.50%	5.50%
RSUs and PSUs
Disclosure of classes of share capital [line items]
Vesting period						3 years	3 years
PSUs | Bottom of range
Disclosure of classes of share capital [line items]
Vesting rights percentage						0.00%	0.00%
PSUs | Top of range
Disclosure of classes of share capital [line items]
Vesting rights percentage						200.00%	200.00%
Flow Through Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)								1,047,340					1,047,340	691,700,000
Net proceeds from flow through financings								$ 16,679	$ 21,885,000
Price per share (in CAD per share) | $ / shares													$ 14.32	$ 10.12
Share capital								12,794					$ 16,748,000
Deferred premium liability						$ 3,885				$ 5,137,000
Flow Through Common Shares | Gross carrying amount
Disclosure of classes of share capital [line items]
Net proceeds from flow through financings								$ 16,740	$ 22,000,000
Share options
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						5,739,722				5,739,722
PSUs
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						1,608,982				1,608,982
Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						2,356				2,356
Convertible Unsecured Subordinated Debentures, Due December 31, 2017
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						4,505,393				4,505,393
Borrowings, interest rate																7.50%